Accrued expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued expenses

Note 6—Accrued expenses

Accrued expenses consist of the following as of June 30, 2023 and December 31, 2022 (in thousands):

Schedule of accrued expenses
	June 30, 2023	December 31, 2022
Accrued hauler expenses	$44,327	$44,773
Accrued compensation	16,001	43,054
Accrued income taxes	-	9
Accrued Mergers transaction expenses	-	13,433
Other accrued expenses	5,719	6,733
Total accrued expenses	$66,047	$108,002

During the six months ended June 30, 2023, the Company granted certain RSU awards, valued at $8.2 million, as replacement awards for $26.8 million of the accrued management rollover consideration. The replacement awards resulted in a $18.6 million gain, which was included in gain on settlement of incentive compensation on the accompanying condensed consolidated statement of operations for the six months ended June 30, 2023.

Note 6—Accrued expenses

Accrued expenses consist of the following as of December 31 (in thousands):

Schedule of Accrued expenses
	2022	2021
Accrued hauler expenses	$44,773	$49,607
Accrued compensation	43,054	9,656
Accrued income taxes	9	3
Accrued Mergers transaction expenses	13,433	-
Other accrued expenses	6,733	6,272
Total accrued expenses	$108,002	$65,538